Shareholders' Equity	3 Months Ended
Apr. 30, 2022
Shareholders' Equity

(10) Shareholders’ Equity

Skillsoft Corp. (Successor)

Capitalization

As of April 30, 2022, the Company’s authorized share capital consisted of 375,000,000 shares of Class A common stock, 3,840,000 shares of Class C common stock and 10,000,000 shares of preferred stock, with a par value of $0.0001 each. As of April 30, 2022, 163,760,305 shares of Class A common stock were issued and outstanding.

The number of authorized shares of Class A common stock or preferred stock authorized for issuance may be increased by the affirmative vote of the holders of a majority in voting power of the Company’s capital stock entitled to vote thereon. Except as required by law, holders of share of Class C common stock are not entitled to vote any such shares.

Subject to applicable law, the Company may declare dividends to be paid ratably to holders of Class A common stock out of the Company’s assets that are legally available to be distributed as dividends in the discretion of the Company’s board of directors. Holders of Class C common stock are generally not entitled to dividends.

Warrants

In connection with the formation of the Company and subsequent acquisitions of Software Luxembourg and Global Knowledge, warrants to purchase common stock were issued to investors, sellers of Global Knowledge and an executive of the Company. Warrants that are not subject to ASC 718, Stock Compensation and (i) contained features that could cause the warrant to be puttable to the Company for cash or (ii) had terms that prevented the conversion of the warrant from being fixed in all circumstances, are classified as a liability on the Company’s balance sheet and measured at fair value, with changes in fair value being recorded in the income statement, whereas all other warrants meet the equity scope exception and are classified as equity and not remeasured.

A summary of liability classified warrants is as follows (in thousands, except per share amounts):

	Underlying				Fair Value
	Common	Strike	Redemption	Expiration	at April 30,
Type	Shares	Price	Price	Date	2022
Private Placement Warrants – Sponsor	16,300	$11.50	None	6/11/26	$18,093

A summary of equity classified warrants is as follows (in thousands, except per share amounts):

	Underlying
	Common	Strike	Redemption	Expiration
Type	Shares	Price	Price	Date
Public Warrants	23,000	$11.50	$18.00	6/11/26
Private Placement Warrants (PIPE)	16,667	$11.50	$18.00	6/11/26
Private Placement Warrants (Global Knowledge)	5,000	$11.50	None	10/12/25
Private Placement Warrants (CEO)	1,000	$11.50	None	6/11/26
Total	45,667

Software Luxembourg Holding S.A. (Predecessor (SLH))

Reorganization

On August 27, 2020 Pointwell (which had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à r.l.), and certain of its subsidiaries, completed a reorganization. As a result of the reorganization, ownership of Pointwell was transferred to the Company’s lenders and no consideration or right to future consideration was provided to the former equity holders of Pointwell. In addition, the shared-based compensation plans of Pointwell were cancelled with no consideration provided.

In Settlement of Predecessor’s first and second lien debt obligations, the holders of the Predecessors first lien received a total of 3,840,000 Class A common shares. The Predecessor’s second lien holders received a total of 160,000 Class B common shares and a total of 705,882 warrants to purchase additional common shares. The predecessor warrants were valued using a probability-based approach that considered management’s estimate of the probability of (i) a sale of the company that met certain conditions that caused the warrants to be cancelled for no consideration, (ii) a sale of the company that did not meet certain conditions that caused the warrants to be cancelled for no consideration and (iii) warrants being held to maturity, with the last two scenarios utilizing a Black-Scholes model to estimate fair value.

The warrants included a provision whereby, in the event of a  sale of the Predecessor meeting certain conditions (“Favored Sale”), the warrants would be cancelled for no consideration, however, in such an event, the holders of Class B shares would receive a higher share of any consideration paid in the form of common stock by the acquiring company. The conditions of the Favored Sale were established in anticipation of a Churchill merger and mirror the ultimate agreement executed on October 12, 2020. The Board of Directors and required level of warrant holders amended the warrants such that the deadline for a Favored Sale to occur was extended to October 12, 2020.  An amendment to extend the date by which a Favored Sale could occur represented a modification to both the warrants and the participation right held by the Class B holders.  Management measured the impact of the modification to both the freestanding warrants and the participation right held by the Class B holders by comparing their fair values immediately before and after the modification. The net impact of the increase in the value of the participation right held by Class B stockholders, of $13.3 million, and the decrease in the value of the warrants, of $7.4 million, is reflected as a decrease of $5.9 million in earnings attributable to Class A common stockholders and an increase to $5.9 million earnings attributable to Class B common stockholders for earnings per share purposes.  The $7.4 million decrease in the value of warrants is reflected as a capital contribution and is reflected as an increase to additional-paid-in-capital in the period from August 28, 2020 through October 31, 2020 (Predecessor SLH).

As a result of the Skillsoft Merger, the warrants were terminated for no consideration on June 11, 2021.

Share Capital

As of January 31, 2021 the Predecessor’s authorized share capital consisted of 1,000,000,000 common shares with a par value $0.01 each. This consists of 800,000,000 Class A shares and 200,000,000 Class B shares. As of January 31, 2021, 4,000,000 common shares were issued and outstanding. This consists of 3,840,000 Class A shares and 160,000 Class B shares.